Stock Options and Warrants - Additional Information2 (Detail) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			136 Months Ended	145 Months Ended					9 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended				12 Months Ended					12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended
	Jul. 24, 2013	Jul. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Sep. 30, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2007	Dec. 31, 2006	Sep. 30, 2013 U.S. Treasury Notes [Member]	Dec. 31, 2007 Minimum [Member]	Dec. 31, 2007 Maximum [Member]	Sep. 30, 2013 Maximum [Member]	Jul. 24, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member]	Sep. 30, 2013 Common Stock [Member]	Jul. 24, 2013 Series A Warrants [Member]	Sep. 30, 2013 Series A Warrants [Member]	Jul. 19, 2013 Placement Agent Warrants [Member]	Sep. 30, 2013 Placement Agent Warrants [Member]	Jul. 19, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member]	Jul. 24, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member] U.S. Treasury Notes [Member]	Jul. 19, 2013 Series A Warrants [Member]	Sep. 30, 2013 Series A Warrants [Member]	Sep. 30, 2013 Series A Warrants [Member] U.S. Treasury Notes [Member]	Sep. 30, 2013 Bio Time [Member]	Sep. 30, 2011 Bio Time [Member]	Dec. 31, 2012 Bio Time [Member]	Dec. 31, 2011 Bio Time [Member] Tranches	Dec. 31, 2008 Bio Time [Member]	Sep. 30, 2012 Bio Time [Member]	Jun. 30, 2008 Bio Time [Member]	Dec. 31, 2011 Bio Time [Member] Minimum [Member]	Sep. 30, 2011 Bio Time [Member] Maximum [Member]	Dec. 31, 2011 Bio Time [Member] Maximum [Member]	Sep. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Jan. 15, 2008 Series A Preferred Stock [Member]	Jan. 31, 2013 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Brookstreet Warrants outstanding																																									30,000							1,600,000	1,600,000	400,000	2			0	300,000	300,000	2
Warrant exercised												0.20	0.20							0.15			0.15		0.15																0.25								0.25					0.20	0.25
Expiry date of warrants																				Oct. 24, 2013																			Dec. 31, 2012						Jan. 31, 2013	Jan. 31, 2013						Jul. 31, 2013	Jul. 31, 2014
Sale of common stock			134,169,565		134,169,565		87,388,815	80,036,315		87,388,815	134,169,565	5,000,000	10,125,000	1,370,000	1,350,000					20,000,000																														800,000	1						1
Shares issued												2,500,000	5,062,500									1,700,000	20,000,000	1,700,000
Class of warrant or right term					5 years		5 years													65 days					5 years							5 years
Number of units issued	20,000,000																				1,700,000
Maturity term																							5 years
Warrants exercise price																											$ 0.15
Closing bid price of common stock																														80.00%
Warrants expiration date																				Oct. 24, 2013
Number of warrants exercised																					1,700,000
Proceeds from issuance of common stock and warrants		$ 2,400,000																			$ 242,000							$ 242,000
Stock price			$ 0.15		$ 0.15						$ 0.15								$ 0.15
Warrant exercise price			$ 0.15		$ 0.15						$ 0.15
Stock price volatility					87.70%
Risk free interest rate																1.33%													0.03%		0.03%			1.33%
Period			0 years	5 years 7 months 6 days	6 years 1 month 6 days	5 years 8 months 12 days	5 years 8 months 9 days	6 years 1 month 17 days	5 years								5 years	3 years											26 days				5 years		5 years		5 years
Capital raised on stock issuance per share														$ 1.00					$ 0.15																												$ 1.00
Warrants description					Monte-Carlo simulation model
Fair value of warrant liability in excess of proceeds			1,390,000		1,390,000						1,390,000
Fair value of warrants at issuance																										115,000		2,650,000	2,650,000				1,720,000
Warrant liabilities	4,500,000		4,400,000		4,400,000						4,400,000
Change in fair value of warrants			27,000		27,000	38,000	38,000	2,335,000		(1,357,000)	(1,330,000)
Advance																																									$ 250,000
Number of tranches of common stock warrants issuable																																						2
Number of shares which can be purchased by the exercise of warrants																																						100,000
Strike prices																																				2.00	2.00	1.50				1.50	2.00
Vesting over four quarters								Four quarters
Options vesting terms																																												5 years
Number of warrants vested during period																																					100,000	100,000		100,000
Risk free interest rates			0.00%	0.88%	0.95%	0.94%	0.94%	1.81%									4.58%	5.13%
Dividend yield			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%								0.00%	0.00%																	0.00%		0.00%
Volatility rate minimum			0.00%	124.93%	118.34%	123.63%	121.90%	81.00%									63.00%	71.00%																	134.00%		134.00%